Notes Payable	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Notes Payable
9. Notes Payable
On May 5, 2020, the Company, and its wholly owned subsidiary, Klein (collectively, the “Borrowers”), were granted loans (the “Loans”) from Bank of America, N.A. in the aggregate amount of approximately $1.6 million, pursuant to the Small Business Association’s Paycheck Protection Program (the “PPP”), a component of the Coronavirus Aid, Relief, and Economic Security Act which was enacted on March 27, 2020.
The Loans, in the form of promissory notes (the “Notes”) dated May 1, 2020 issued by the Borrowers, were set to mature on May 1, 2022 and bore interest at a rate of 1% per annum, payable monthly commencing on November 1, 2020. The Notes stipulated various restrictions customary with this type of transaction including representations, warranties, and covenants, in addition to events of default, breaches of representation and warranties or other provisions of the Notes. In the event of default, the Borrowers would have become obligated to repay all amounts outstanding under the Notes. The Borrowers were permitted to prepay the Notes at any time prior to maturity with no prepayment penalties.
Under the terms of the PPP, funds from the Loans could only be used for payroll costs, rent, utilities and interest on other debt obligations incurred prior to February 15, 2020. In addition, certain amounts of the Loans could be forgiven if the funds were used to pay qualifying expenses.
In January 2021, the Loan granted to the Company in the amount of approximately $757,000 was forgiven resulting in other income of that amount. In February 2021, the Loan granted to Klein in the amount of approximately $850,000 was also forgiven, resulting in other income of that amount. As of July 31, 2021, the Company had no outstanding balance under the Loans.

13. Notes Payable
On May 5, 2020, the Company, and its wholly owned subsidiary, Klein (collectively, the “Borrowers”), were granted loans (the “Loans”) from Bank of America, N.A. in the aggregate amount of approximately $1.6 million, pursuant to the Small Business Association’s Paycheck Protection Program (the “PPP”), a component of the Coronavirus Aid, Relief, and Economic Security Act which was enacted on March 27, 2020.
The Loans, in the form of promissory notes (the “Notes”) dated May 1, 2020 issued by the Borrowers, mature on May 1, 2022 and bear interest at a rate of 1% per annum, payable monthly commencing on November 1, 2020. The Notes stipulate various restrictions customary with this type of transaction including representations, warranties, and covenants, in addition to events of default, breaches of representation and warranties or other provisions of the Notes. In the event of default, the Borrowers may become obligated to repay all amounts outstanding under the Notes. The Borrowers may prepay the Notes at any time prior to maturity with no prepayment penalties.
Under the terms of the PPP, funds from the Loans may only be used for payroll costs, rent, utilities and interest on other debt obligations incurred prior to February 15, 2020. In addition, certain amounts of the Loan may be forgiven if the funds are used to pay qualifying expenses.
In January 2021, the Loan related to the Company in the amount of approximately $757,000 was forgiven resulting in other income of that amount. In February 2021, the Loan related to Klein in the amount of approximately $850,000 was also forgiven resulting in other income of that amount.